16. Borrowings and financing (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of detailed information about borrowings [line items]
Current	R$ 2,859,843	R$ 2,103,612
Noncurrent	10,384,866	11,049,184
Total	13,244,709	13,152,796	R$ 12,100,966	R$ 11,964,143
Local currency
Disclosure of detailed information about borrowings [line items]
Current	977,943	1,365,112
Noncurrent	5,907,968	5,118,275
Total	6,885,911	6,483,387	6,428,145	6,303,780
Local currency | 10th issue debentures
Disclosure of detailed information about borrowings [line items]
Current	41,021	42,493
Noncurrent	0	40,194
Total	41,021	82,687
Local currency | 12th issue debentures
Disclosure of detailed information about borrowings [line items]
Current	45,450	45,450
Noncurrent	203,829	249,249
Total	249,279	294,699
Local currency | 14th issue debentures
Disclosure of detailed information about borrowings [line items]
Current	41,940	41,270
Noncurrent	63,012	103,005
Total	104,952	144,275
Local currency | 15th issue debentures
Disclosure of detailed information about borrowings [line items]
Current	0	359,394
Noncurrent	0	0
Total	0	359,394
Local currency | 17th issue debentures
Disclosure of detailed information about borrowings [line items]
Current	289,211	279,100
Noncurrent	263,226	532,691
Total	552,437	811,791
Local currency | 18th issue debentures
Disclosure of detailed information about borrowings [line items]
Current	34,239	33,469
Noncurrent	133,679	165,267
Total	167,918	198,736
Local currency | 20th issue debentures
Disclosure of detailed information about borrowings [line items]
Current	0	248,334
Noncurrent	0	0
Total	0	248,334
Local currency | 21th issue debentures
Disclosure of detailed information about borrowings [line items]
Current	150,000	0
Noncurrent	349,660	499,604
Total	499,660	499,604
Local currency | 22th issue debentures
Disclosure of detailed information about borrowings [line items]
Current	0	0
Noncurrent	765,689	756,040
Total	765,689	756,040
Local currency | 23th issue debentures
Disclosure of detailed information about borrowings [line items]
Current	0	0
Noncurrent	864,603	0
Total	864,603	0
Local currency | 24th issue debentures
Disclosure of detailed information about borrowings [line items]
Current	0	0
Noncurrent	395,855	0
Total	395,855	0
Local currency | Brazilian Federal Savings Bank
Disclosure of detailed information about borrowings [line items]
Current	83,519	75,223
Noncurrent	1,341,660	1,266,592
Total	1,425,179	1,345,684	1,236,674	1,150,691
Local currency | Brazilian Development Bank - BNDES BAIXADA SANTISTA
Disclosure of detailed information about borrowings [line items]
Current	0	16,899
Noncurrent	0	0
Total	0	16,899
Local currency | Brazilian Development Bank - BNDES PAC
Disclosure of detailed information about borrowings [line items]
Current	11,184	11,227
Noncurrent	27,854	39,169
Total	39,038	50,396
Local currency | Brazilian Development Bank - BNDES PAC II 9751
Disclosure of detailed information about borrowings [line items]
Current	6,990	4,364
Noncurrent	40,685	18,811
Total	47,675	23,175
Local currency | Brazilian Development Bank - BNDES PAC II 9752
Disclosure of detailed information about borrowings [line items]
Current	3,913	3,186
Noncurrent	24,457	23,100
Total	28,370	26,286
Local currency | Brazilian Development Bank - BNDES ONDA LIMPA
Disclosure of detailed information about borrowings [line items]
Current	23,704	23,632
Noncurrent	100,582	123,875
Total	124,286	147,507
Local currency | Brazilian Development Bank - BNDES TIETÊ III
Disclosure of detailed information about borrowings [line items]
Current	52,874	30,589
Noncurrent	383,191	252,197
Total	436,065	282,786
Local currency | Brazilian Development Bank - BNDES 2015
Disclosure of detailed information about borrowings [line items]
Current	31,712	31,615
Noncurrent	460,646	490,729
Total	492,358	522,344
Local currency | Brazilian Development Bank - BNDES 2014
Disclosure of detailed information about borrowings [line items]
Current	4,659	0
Noncurrent	25,411	0
Total	30,070	0
Local currency | Leases (Concession Agreements, Program Contracts and Contract Assets)
Disclosure of detailed information about borrowings [line items]
Current	27,314	19,077
Noncurrent	432,357	549,589
Total	459,671	568,666	561,616	552,516
Local currency | Leases (Others)
Disclosure of detailed information about borrowings [line items]
Current	51,088	0
Noncurrent	23,365	0
Total	74,453	0	0	0
Local currency | Other
Disclosure of detailed information about borrowings [line items]
Current	1,665	1,380
Noncurrent	8,207	8,163
Total	9,872	9,543
Local currency | Interest and charges
Disclosure of detailed information about borrowings [line items]
Current	77,460	98,410
Noncurrent	0	0
Total	77,460	98,410
Foreign currency
Disclosure of detailed information about borrowings [line items]
Current	1,881,900	738,500
Noncurrent	4,476,898	5,930,909
Total	6,358,798	6,669,409	5,672,821	5,660,363
Foreign currency | Interest and charges
Disclosure of detailed information about borrowings [line items]
Current	44,967	52,710
Noncurrent	0	0
Total	44,967	52,710
Foreign currency | Inter-American Development Bank - BID 1212
Disclosure of detailed information about borrowings [line items]
Current	41,428	39,826
Noncurrent	207,140	238,954
Total	248,568	278,780
Foreign currency | Inter-American Development Bank - BID 2202
Disclosure of detailed information about borrowings [line items]
Current	128,623	124,098
Noncurrent	1,914,298	1,969,565
Total	2,042,921	2,093,663
Foreign currency | International Bank of Reconstruction and Development - BIRD
Disclosure of detailed information about borrowings [line items]
Current	24,505	11,779
Noncurrent	330,898	341,646
Total	355,403	353,425
Foreign currency | Deutsche Bank
Disclosure of detailed information about borrowings [line items]
Current	0	288,479
Noncurrent	0	0
Total	0	292,872	496,726	485,090
Foreign currency | Eurobonds
Disclosure of detailed information about borrowings [line items]
Current	1,409,921	0
Noncurrent	0	1,354,532
Total	1,409,921	1,358,412	1,158,642	1,141,469
Foreign currency | JICA 15
Disclosure of detailed information about borrowings [line items]
Current	42,813	40,646
Noncurrent	385,315	406,462
Total	428,128	447,108
Foreign currency | JICA 18
Disclosure of detailed information about borrowings [line items]
Current	38,493	36,545
Noncurrent	346,237	365,230
Total	384,730	401,775
Foreign currency | JICA 17
Disclosure of detailed information about borrowings [line items]
Current	12,466	11,835
Noncurrent	91,845	51,786
Total	104,311	63,621
Foreign currency | JICA 19
Disclosure of detailed information about borrowings [line items]
Current	67,372	64,028
Noncurrent	1,109,644	1,047,081
Total	1,177,016	1,111,109
Foreign currency | BID 1983AB
Disclosure of detailed information about borrowings [line items]
Current	71,312	68,554
Noncurrent	91,521	155,653
Total	R$ 162,833	R$ 225,592	R$ 270,470	R$ 343,588